UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

Schedule of Investments June 30, 2015 (Unaudited)

Cove Street Capital Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 96.5%
Consumer Discretionary # - 30.2%
Belmond, Class A *	209,550	$2,617,279
Carrols Restaurant Group *	253,600	2,637,440
Cherokee	66,706	1,879,775
DreamWorks Animation SKG, Class A *	63,700	1,680,406
EVINE Live *	362,581	975,343
Francesca's Holdings *	91,200	1,228,464
Lakes Entertainment *	55,750	506,210
Liberty Ventures, Series A *	59,500	2,336,565
SeaWorld Entertainment	58,120	1,071,733
		14,933,215
Energy - 5.9%
Approach Resources *	188,495	1,291,191
Carbon Natural Gas * (a)	550,000	382,250
WPX Energy *	101,300	1,243,964
		2,917,405
Financial Services - 17.8%
Baldwin & Lyons, Class B	40,110	923,332
Dundee, Class A *	16,700	167,835
Equity Commonwealth - REIT *	48,100	1,234,727
Forestar Group *	132,601	1,745,029
Hallmark Financial Services *	191,546	2,179,794
Symetra Financial	56,000	1,353,520
White Mountains Insurance Group	1,865	1,221,463
		8,825,700
Health Care - 4.0%
Anika Therapeutics *	27,050	893,462
Halyard Health *	26,700	1,081,350
		1,974,812
Materials & Processing - 8.8%
American Vanguard	116,400	1,606,320
HRG Group *	104,600	1,359,800
OM Group	42,300	1,421,280
		4,387,400
Producer Durables - 10.9%
Actuant, Class A	49,900	1,152,191
GP Strategies *	39,500	1,312,980
Heritage-Crystal Clean *	100,000	1,470,000
Remy International	65,850	1,455,943
		5,391,114
Technology - 18.9%
Avid Technology *	60,000	800,400
Comverse *	100,000	2,008,000
GSI Group *	103,100	1,549,593
NeuStar, Class A *	70,500	2,059,305
ViaSat *	40,800	2,458,608
Westell Technologies, Class A *	476,868	472,099
		9,348,005
Total Common Stocks
(Cost $39,888,805)		47,777,651

SHORT-TERM INVESTMENT - 3.9%
Fidelity Institutional Government Portfolio, Institutional Class, 0.01% ^
(Cost $1,917,205)	1,917,205	1,917,205

Total Investments - 100.4%
(Cost $41,806,010)		49,694,856
Other Assets and Liabilities, Net - (0.4%)		(211,766)
Total Net Assets - 100.0%		$49,483,090

#
As of June 30, 2015, the Fund had a significant portion of its assets invested in this sector. The consumer discretionary sector may be more greatly impacted by changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulations, marketing, and supply and demand.

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of June 30, 2015, the fair value of this investment was $382,250 or 0.8% of total net assets.  Information concerning the illiquid security is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	Carbon Natural Gas	550,000	02/2012	$195,250

^	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2015.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierachy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discusiion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$47,395,401	$382,250	-	$47,777,651
Short-Term Investment	1,917,205	-	-	1,917,205
Total Investments	$49,312,606	$382,250	-	$49,694,856

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2015, the Fund recognized no transfers to/from Level 1 or 2. The fund did not invest in any Level 3 investments during the period

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cove Street Capital Small Cap Value Fund

Cost of investments	$41,806,010

Gross unrealized appreciation	9,422,638
Gross unrealized depreciation	(1,533,792)
Net unrealized appreciation	$7,888,846

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income  tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 27, 2015

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date   August 27, 2015